Investment Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities
Investment Securities

The amortized cost, gross unrealized gains and losses, and fair values of investment securities available for sale at December 31, 2015 and 2014 were as follows.

	2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
U.S. agency securities	$12,565	$507	$—	$13,072
Corporate bonds	11,994	—	804	11,190
Mortgage-backed securities -
Agency	147,980	1,498	279	149,199
Asset-backed securities	23,787	—	495	23,292
Equity securities	970	451	—	1,421
Total investment securities
available for sale	$197,296	$2,456	$1,578	$198,174

	2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
U.S. agency securities	$17,042	$611	$—	$17,653
Corporate bonds	15,080	23	543	14,560
Mortgage-backed securities -
Agency	212,650	2,991	213	215,428
Asset-backed securities	54,345	—	1,148	53,197
Equity securities	970	422	9	1,383
Total investment securities
available for sale	$300,087	$4,047	$1,913	$302,221

For the year ended December 31, 2015, proceeds from sales of investment securities available for sale were $82.7 million and resulted in net realized gains of $238 thousand.  Proceeds from sales of available for sale securities totaled $175.8 million and resulted in net realized gains of $306 thousand for the year ended December 31, 2014.  Proceeds from sales of investment securities available for sale were $39.1 million and resulted in net realized gains of $781 thousand for the year ended December 31, 2013.

Unrealized losses

The following tables reflect the fair values and gross unrealized losses aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2015 and 2014.

	2015
(in thousands)	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Loss	Fair Value	Loss	Fair Value	Loss
Corporate bonds	$—	$—	$11,190	$804	$11,190	$804
Mortgage-backed securities -
Agency	56,787	244	1,517	35	58,304	279
Asset-backed securities	17,554	291	5,738	204	23,292	495
	$74,341	$535	$18,445	$1,043	$92,786	$1,578

	2014
(in thousands)	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Loss	Fair Value	Loss	Fair Value	Loss
Corporate bonds	11,462	542	2,517	1	13,979	543
Mortgage-backed securities -
Agency	17,881	77	7,895	136	25,776	213
Asset-backed securities	34,896	570	15,379	578	50,275	1,148
Equity securities	$181	$9	$—	$—	$181	$9
	$64,420	$1,198	$25,791	$715	$90,211	$1,913

Debt securities with unrealized losses totaling $1.6 million at December 31, 2015 included four corporate securities, twenty-three mortgage-backed agency securities, and nine asset-backed securities, compared with unrealized losses totaling $1.9 million at December 31, 2014, which included five corporate securities, twelve mortgage-backed agency securities, and eighteen asset-backed securities. The severity and duration of this unrealized loss is expected to fluctuate with market interest rates.

Other-than-temporary impairment (“OTTI”)

During 2015, none of the investment securities available for sale were determined to be other-than-temporarily impaired; therefore, no losses were recognized through noninterest income.

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  In determining OTTI, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the security or it is more likely than not that it will be required to sell the security before its anticipated recovery.  The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss.  If an entity intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.  If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors.  The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings.  The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes.  The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

A rollforward of the cumulative OTTI losses recognized in earnings for available for sale equity securities for years ended December 31, 2015 and 2014 is as follows.

(in thousands)	Cumulative OTTI Losses
Balance, December 31, 2013	$818
Less: Realized OTTI on securities sold	—
Add: Loss where impairment was not previously recognized	—
Add: Loss where impairment was previously recognized	—
Balance, December 31, 2014	818
Less: Realized OTTI on securities sold	—
Add: Loss where impairment was not previously recognized	—
Add: Loss where impairment was previously recognized	—
Balance, December 31, 2015	$818

Maturities of investment securities

The amortized cost and fair value by contractual maturity of investment securities available for sale that are not determined to be other-than-temporarily impaired at December 31, 2015 and 2014 are shown below.

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Mortgage-backed and asset-backed securities, which are not due at a single maturity date, and equity securities, which do not have contractual maturities, are shown separately.

	2015		2014
	Amortized		Amortized
(in thousands)	Cost	Fair Value	Cost	Fair Value
Due in one year or less	$—	$—	$970	$982
Due after one year
but less than five years	2,253	2,304	5,670	5,726
Due after five years
but less than ten years	12,518	11,785	13,228	12,806
Due after ten years	9,788	10,173	12,254	12,699
Mortgage-backed securities -
Agency	147,980	149,199	212,650	215,428
Asset-backed securities	23,787	23,292	54,345	53,197
Equity securities	970	1,421	970	1,383
Total available for sale securities	$197,296	$198,174	$300,087	$302,221

Federal Home Loan Bank (“FHLB”)

The Company’s investment in FHLB stock totaled $2.9 million at December 31, 2015.  FHLB stock is generally viewed as a long-term investment and as a restricted investment security because it is required to be held in order to access FHLB advances (i.e. borrowings).  It is carried at cost as there is no active market or exchange for the stock other than the FHLB or member institutions.  Therefore, when evaluating FHLB stock for impairment, its value is based on ultimate recoverability of the par value rather than by recognizing temporary declines in value.  The Company does not consider this investment to be other-than-temporarily impaired at December 31, 2015, and no impairment has been recognized.

Federal Reserve Bank (“FRB”) and Other Restricted Stock

The Company’s investment in FRB and other restricted stock totaled $7.0 million at December 31, 2015.  FRB stock comprises the majority of this amount and is generally viewed as a long-term investment and as a restricted investment security as it is required to be held to effect membership in the Federal Reserve System.  It is carried at cost as there is not an active market or exchange for the stock other than the FRB or member institutions.  The Company does not consider these investments to be other-than-temporarily impaired at December 31, 2015. No impairment has been recognized for any of the other restricted equity securities, including the investment in FRB.

Pledged securities

Investment securities at fair value that were pledged to secure deposits or outstanding borrowings or were pledged to secure potential future borrowings at December 31, 2015 and 2014 were as follows.

(in thousands)	2015	2014
Public deposits	$53,741	$38,718
Federal Home Loan Bank borrowings	—	22,647
Other	12,988	11,668
	$66,729	$73,033